Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 816,341	$ 816,336
Accumulated amortization	(132,330)	(132,320)
Impairment	(269,893)	(269,893)
Net amount	$ 414,118	414,123
Useful life, Goodwill	indefinite
Gross amount, Goodwill	$ 633,965	633,965
Impairment, Goodwill	(254,893)	(254,893)
Net Amount, Goodwill	$ 379,072	379,072
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Impairment	(15,000)	(15,000)
Net amount	$ 35,000	35,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 75,000	75,000
Accumulated amortization	(75,000)	(75,000)
Impairment	0	0
Net amount	$ 0	0
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Gross amount	$ 45,423	45,423
Accumulated amortization	(45,423)	(45,423)
Impairment	0	0
Net amount	$ 0	0
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated amortization	(9,486)	(9,486)
Impairment	0	0
Net amount	$ 0	0
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 2,467	2,462
Accumulated amortization	(2,421)	(2,411)
Impairment	0	0
Net amount	$ 46	$ 51